Key Management Compensation	12 Months Ended
Dec. 31, 2023
Disclosure Of Key Management Compensation [Abstract]
Key Management Compensation	Key Management Compensation
The remuneration of directors and those persons having authority and responsibility for planning, directing and controlling activities of the Company are as follows:

In $000s	Year Ended December 31, 2023	Year Ended December 31, 2022

Salaries and benefits	$1,630	$3,000
Share-based payments	5,116	4,124
Total key management compensation expense	$6,746	$7,124